Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)
Net sales	$ 2,299,000	$ 0
Cost of goods sold	6,836,000	0
Gross profit (loss)	(4,537,000)	0
Operating expenses:
Selling, general and administrative expenses	31,489,000	980,000
Total operating expenses	31,489,000	980,000
Loss from operations	(36,026,000)	(980,000)
Other income (expense):
Development fee income from a related party	0	134,000
Interest expense from related parties	(658,000)	(2,000)
Change in fair value of Private Warrants	9,826,000	0
Other	356,000	30,000
Loss before income taxes	(26,502,000)	(818,000)
Income tax expense	(2,013,000)	0
Net loss	(28,515,000)	(818,000)
Other comprehensive loss:
Net unrealized loss on cash flow hedges, net of tax	(669,000)	0
Comprehensive loss	$ (29,184,000)	$ (818,000)
Net loss per common share:
Net loss per common share, Basic and diluted (in dollars per share)	$ (0.35)	$ (0.02)
Weighted average common shares outstanding:
Weighted-average common shares outstanding, Basic and diluted (in shares)	80,729.00	32,858.00